Income taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Before Provision for Income Taxes

Income before the provision for income taxes as shown in the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2015	2014	2013
Domestic	$48,716	$39,534	$26,432
Foreign	(1,438)	(1,056)	—

Total current tax expense	47,278	38,478	26,432

Schedule of Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended December 31,
	2015	2014	2013

Current:
Federal	$686	$—	$—
State	2,188	1,078	2,063
Foreign	139	168	—

Total current tax expense	3,013	1,246	2,063

Deferred:
Federal	5,636	—	—
State	935	217	(1,430)
Foreign	(436)	(280)	—

Total deferred tax (benefit) expense	6,135	(63)	(1,430)

Provision for income taxes	$9,148	$1,183	$633

Schedule of Reconciliation of U.S. Statutory Income Tax Rate to Company's Effective Tax Rate

A reconciliation of the U.S. statutory income tax rate to the Company’s effective tax rate is as follows:

Year Ended December 31, 2015
U.S. statutory tax rate	35.0%
State and local taxes, net of federal benefit	6.2%
Rate change on deferred tax asset from recapitalization	6.9%
Tax benefit arrangement liability adjustment	(2.1)%
Foreign tax rate differential	0.3%
Withholding taxes and other	0.2%
Income attributable to non-controlling interests	(27.1)%

Effective tax rate	19.4%

Schedule of Deferred Tax Assets and Liabilities

Details of the Company’s deferred tax assets and liabilities are summarized as follows:

	Year Ended December 31,
	2015	2014

Deferred tax assets:
Accrued expense and reserves	$353	$75
Deferred revenue	1,276	182
Goodwill and intangible assets	113,460	—
Net operating loss	716	280
Other	2,841	85

Deferred tax assets	$118,646	$622

Deferred tax liabilities:
Prepaid expenses	(674)	(94)
Goodwill and intangible assets	—	(717)
Property and equipment	(614)	(154)

Total deferred tax liabilities	$(1,288)	$(965)

Total deferred tax assets and liabilities	$117,358	$(343)

Schedule of Future Payments Under Tax Benefit Arrangements	Projected future payments under the tax benefit arrangements are as follows:

Amount
Remainder of 2016	$906
2017	7,389
2018	7,336
2019	7,389
2020	7,585
Thereafter	107,473

Total	$138,078

Projected future payments under the tax benefit arrangements are as follows:

Amount
2016	$3,019
2017	7,125
2018	7,072
2019	7,125
2020	7,321
Thereafter	108,529

Total	$140,191